Financial instruments and risk management (Detail Textuals) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	[1],[2]	Dec. 31, 2017	[2]	Dec. 31, 2016	[2]
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	€ 15,450	€ 11,095		€ 8,214		€ 8,064
Disclosure of financial assets [line items]
Percentage of change in interest rates	1.00%
Increase or decrease in equity due to change in interest rates	€ 599
Term Loan
Disclosure of financial assets [line items]
Increase or decrease in equity due to change in interest rates	541
Silicon Valley Bank Senior Facilities Agreement
Disclosure of financial assets [line items]
Increase or decrease in equity due to change in interest rates	58
Lease receivables
Disclosure of financial assets [line items]
Financial assets secured by cash collateral	€ 924

[1]	(1) Comparative figures for the year ended December 31, 2018 were restated for errors. For further information, see Note 8.4.
[2]	(1) Comparative figures for the years ended December 31, 2018 and 2017 were restated for errors. For further information, see Note 8.4.